November 1, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Patsy Mengiste Document Control — EDGAR

RE:	RiverSource Diversified Income Series, Inc. Columbia Diversified Bond Fund
Post-Effective Amendment No. 67
   File Nos. 2-51586/811-2503
Dear Ms. Mengiste:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced Fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 67 (Amendment). This Amendment was filed electronically on October 28, 2010.
If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.
Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel Ameriprise Financial, Inc.